Inventories - Details of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of inventories [Line Items]
Merchandise	₩ 154,054	₩ 183,202
Supplies	13,586	26,581
Inventories	167,640	209,783
Gross amount [member]
Disclosure of inventories [Line Items]
Merchandise	160,996	191,323
Supplies	13,586	26,581
Inventories	174,582	217,904
Accumulated impairment [member]
Disclosure of inventories [Line Items]
Merchandise	(6,942)	(8,121)
Supplies	0	0
Inventories	₩ (6,942)	₩ (8,121)